Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash paid during the fiscal year for:
Income taxes	¥ 12,613	¥ 25,879	¥ 8,197
Interest	1,636	395	327
Non-cash investing and financing activities:
Capital leasing receivables			31
Capital lease obligations	499	206	214
Change in common stock in connection with share exchange transaction	4,279	3,270
Change in treasury stock in connection with share exchange transaction	¥ 20,655	¥ 16,710